Document and Entity Information	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Entity Registrant Name	SATIXFY COMMUNICATIONS LTD.
Entity Central Index Key	0001915403
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Entity Address, Address Line One	12 Hamada Street
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670314
Entity Address, Country	IL